Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

March 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Eleven
File No. 811-04901

Ladies and Gentlemen:

The Annual Reports dated December 31, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain series of American Funds Insurance Series® is incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Report for certain portfolios of Brighthouse Funds Trust I is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Report for certain portfolios of Fidelity® Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Report for certain portfolios of the Lincoln Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000914036, File No. 811-08090;

The Periodic Report for certain portfolios of Russell Investment Funds is incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371; and

The Periodic Report for certain portfolios of VanEck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.

Assistant General Counsel

Metropolitan Tower Life Insurance Company